Loans and borrowings - Disclosure of detailed information about borrowings (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Borrowings	€ (722,320)	€ (720,856)	€ (625,676)
Short-term portion	637	111	1,081
Long-term portion	721,683	720,745	624,595
Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	(722,320)	(720,856)	(625,676)
Short-term portion	637	111	1,081
Long-term portion	721,683	720,745	624,595
Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	(742,789)	(739,947)	(613,389)
Short-term portion	637	111	1,081
Long-term portion	742,152	739,836	612,308
Long-term financing - Term senior debt | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	0	0	(634,267)
Long-term financing - Senior debt facility
Disclosure of financial liabilities [line items]
Borrowings	(622,700)
Long-term financing - Senior debt facility | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	(630,000)	(630,000)	0
Long-term financing - Senior debt facility | Capitalized financing fees
Disclosure of financial liabilities [line items]
Borrowings	(7,300)
Capitalized financing fees | Capitalized financing fees
Disclosure of financial liabilities [line items]
Borrowings	(7,317)	(8,255)	(9,672)
Revolving Credit Facility (RCF)
Disclosure of financial liabilities [line items]
Borrowings	(99,000)	(99,000)
Revolving Credit Facility (RCF) | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	(99,000)	(99,000)	0
Revolving Credit Facility (RCF) | Capitalized financing fees - RCF
Disclosure of financial liabilities [line items]
Borrowings	0	0	(912)
Revolving Credit Facility (RCF) | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	(99,000)	(99,000)	0
Other bank overdraft
Disclosure of financial liabilities [line items]
Borrowings	(600)
Other bank overdraft | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	(637)	(111)	(1,081)
Other bank overdraft | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	(637)	(111)	€ (1,081)
Term senior debt
Disclosure of financial liabilities [line items]
Effective interest			3.61%
Term senior debt | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	0	0	€ (625,507)
Term senior debt | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	€ 0	€ 0	(613,220)
Senior debt facility
Disclosure of financial liabilities [line items]
Effective interest	3.18%	3.18%
Senior debt facility | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	€ (622,683)	€ (621,745)	0
Senior debt facility | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	(643,152)	(640,836)	0
Capitalized financing fees - RCF | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	€ 0	€ 0	€ (912)